Angel Oak Mortgage Trust 2025-4 ABS 15G

Exhibit 99.5

Data Compare Summary (Total)
Run Date -XXX
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	1	0.00%	1
City	0	1	0.00%	1
State	0	1	0.00%	1
Zip	0	1	0.00%	1
Borrower First Name	0	1	0.00%	1
Borrower Last Name	0	1	0.00%	1
Note Date	0	1	0.00%	1
Original Loan Amount	0	1	0.00%	1
First Payment Date	0	1	0.00%	1
Original Term	0	1	0.00%	1
Maturity Date	0	1	0.00%	1
Original Interest Rate	0	1	0.00%	1
Original P&I	0	1	0.00%	1
Representative FICO	0	1	0.00%	1
Property Type	0	1	0.00%	1
Lien Position	0	1	0.00%	1
Occupancy	0	1	0.00%	1
Purpose	0	1	0.00%	1
# of Units	0	1	0.00%	1
Contract Sales Price	0	1	0.00%	1
Original CLTV	0	1	0.00%	1
Original LTV	0	1	0.00%	1
Originator Loan Designation	0	1	0.00%	1
LTV Valuation Value	0	1	0.00%	1
Investor: Qualifying Total Debt Ratio	0	1	0.00%	1
Total	0	25	0.00%	1

Data Compare
Run Date -XXX
AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment